Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expenses [Abstract]
Losses attributable to hedging contracts included in revenues	$ 285,200,000	$ 219,900,000	$ 129,500,000
Number of months used for the unweighted arithmetic average calculation	12M
Expected period in which proved undeveloped reserves will be developed (in years)	5Y
Proved developed and undeveloped reserves [Roll Forward]
Pressure used in natural gas reserves computation (pounds per square inch absolute)	14.65
Temperature used in natural gas reserves computation (degrees Fahrenheit)	60
Discount factor applied annually to the future net cash flows (in hundredths)	10.00%
Standardized measure of discounted future net cash flows [Rollforward]
Present value, beginning of year	1,897,600,000	1,263,300,000	658,400,000
Changes during the year [Abstract]
Revenues less production and other costs	(949,500,000)	(828,200,000)	(652,700,000)
Net changes in prices, production and other costs	696,900,000	890,000,000	915,700,000
Development cost incurred	416,400,000	248,000,000	330,300,000
Net changes in future development costs	(316,700,000)	(296,600,000)	(445,400,000)
Improvements	10,200,000	0	0
Revisions of previous quantity estimates	257,100,000	494,200,000	391,100,000
Accretion of discount	182,000,000	126,900,000	65,900,000
Net change for the year	296,400,000	634,300,000	604,900,000
Present value, end of year	2,194,000,000	1,897,600,000	1,263,300,000
Million barrels of oil developed from proved undeveloped to developed	7.3	10.0
Million barrels of natural gas liquids developed from proved undeveloped to developed	0.9	1.3
Percentage of oil transfered out of proved undeveloped to developed	26.20%	29.60%
Percentage of natural gas liquids transfered out of proved undeveloped to developed	35.20%	39.90%
Upward revision of proved developed oil reserves		12.3
Upward revision of proved developed natural gas liquids reserves		0.4
Upward revision of proved undeveloped natural gas liquids reserves	0.6	0.7
Upward revision of proved undeveloped oil reserves	3.3	4.0
Percentage of revisions related to use of revised methodology		90.00%
Oil price basis used to calculate reserves	92.71	75.96	57.65
Proved undeveloped reserves as a percentage of total reserves	31.00%	33.90%	42.60%
Change in reserves of oil (in millions of barrels)	4.7	3.3
Change in reserves of natural gas liquids (in millions of barrels)	(0.7)	(1.1)
capital costs incurred related to oil and gas activities	372,800,000
Previous capital costs relate to Katz field unit	43,600,000
Crude develope at Katz (Strawn) unit (in millions of barrels)	3.0
Natural gas liquids developed at Katz (Strawn) unit (in millions of barrels)	0.0
Katz reserves as a percentage of total proved developed reserves	5.40%
Revision of previously estimated proved developed reserves of oil (in millions Bbl)	1.4
Revision of previously estimated proved developed reserves of natural gas liquids (in millions Bbl)	0.0
Development costs related to the Katz field	89,000,000
United States [Member]
Consolidated future net cash flows from proved oil and gas reserves [Abstract]
Future cash inflows from production	7,648,100,000	6,665,800,000	4,898,000,000
Future production costs	(2,806,500,000)	(2,387,900,000)	(1,951,500,000)
Future development costs	(1,443,000,000)	(1,433,700,000)	(1,179,700,000)
Undiscounted future net cash flows	3,398,600,000	2,844,200,000	1,766,800,000
10% annual discount	(1,204,600,000)	(946,600,000)	(503,500,000)
Standardized measure of discounted future net cash flows	2,194,000,000	1,897,600,000	1,263,300,000
United States [Member] | Crude Oil (MBbls) [Member]
Proved developed and undeveloped reserves [Roll Forward]
Proved reserves, beginning balance	84,176	80,844	78,579
Revisions of previous estimates	4,719	16,294	15,900
Improved recovery	3,018
Production	(12,466)	(12,962)	(13,688)
Purchases of reserves in place			53
Proved reserves, ending balance	79,447	84,176	80,844
Proved developed reserves	55,652	56,423	47,058
Proved undeveloped reserves	23,795	27,753	33,786
United States [Member] | NGLs (MBbls) [Member]
Proved developed and undeveloped reserves [Roll Forward]
Proved reserves, beginning balance	4,863	5,920	6,860
Revisions of previous estimates	567	1,059	1,018
Production	(1,285)	(2,116)	(1,995)
Purchases of reserves in place			37
Proved reserves, ending balance	4,145	4,863	5,920
Proved developed reserves	1,823	2,221	2,665
Proved undeveloped reserves	2,322	2,642	3,255
United States [Member] | Natural Gas (MMcf) [Member]
Proved developed and undeveloped reserves [Roll Forward]
Proved reserves, beginning balance	3,098	698	1,274
Revisions of previous estimates	687	2,923	(293)
Production	(544)	(523)	(298)
Purchases of reserves in place			15
Proved reserves, ending balance	3,241	3,098	698
Proved developed reserves	3,241	3,098	698
United States [Member]
Consolidated results of operations [Abstract]
Revenues	993,000,000	903,200,000	767,000,000
Expenses [Abstract]
Production costs	245,800,000	229,500,000	188,800,000
Other operating expenses	79,500,000	62,700,000	53,300,000
Depreciation, depletion and amortization expenses	394,100,000	406,300,000	441,400,000
Total expenses	719,400,000	698,500,000	683,500,000
Results of operations for oil and gas producing activities	273,600,000	204,700,000	83,500,000
United States [Member]
Property Acquisition [Abstract]
Proved oil and gas properties			5,300,000
Development	372,800,000	326,000,000	330,300,000
United States [Member]
Consolidated capitalized costs [Abstract]
Wells and equipment, facilities and other	3,103,600,000	2,676,800,000	2,428,600,000
Leasehold	352,300,000	352,300,000	352,600,000
Total proved oil and gas properties	3,455,900,000	3,029,100,000	2,781,200,000
Unproved property	34,300,000	88,300,000	10,200,000
Accumulated depreciation and depletion	(2,288,000,000)	(1,901,000,000)	(1,501,100,000)
Net capitalized costs	1,202,200,000	1,216,400,000	1,290,300,000
Expenses [Abstract]
Unproved property	34,300,000	88,300,000	10,200,000
United States [Member]
Consolidated oil and gas producing activities - unit costs [Abstract]
Production costs per barrel of oil equivalent	15.37	12.58	11.44
Crude oil production (Mbbl/d)	34.2	35.5	37.4
SACROC crude oil production (MBbl/d)	23.8	24.3	25.1
Yates crude oil production (MBbl/d)	9.6	10.7	11.8
Natural gas liquids production (MBbl/d)	3.5	5.8	5.4
Natural gas liquids production from gas plants (MBbl/d)	5.0	4.2	4.0
Total natural gas liquids production (MBbl/d)	8.5	10.0	9.4
SACROC natural gas liquids production (MBbl/d)	3.3	5.5	5.3
Yates natural gas liquids production (MBbl/d)	0.2	0.2	0.1
Natural gas production (MMcf/d)	1.5	1.4	0.9
Natural gas production from gas plants (MMcf/d)	0.5	1.9	0.7
Total natural gas production (MMcf/d)	2.0	3.3	1.6
Yates natural gas production (MMcf/d)	1.4	1.3	0.8
Consolidated oil and gas producing activities - unit prices [Abstract]
Average crude oil sales price per Bbl including hedge gains/losses	69.73	59.96	49.55
Average natural gas liquids sales price per Bbl including hedge gains/losses	65.65	50.34	37.70
Average natural gas sales price per Mcf including hedge gains/losses	3.86	4.08	3.45
Average total natural gas liquids sales price per Bbl including hedge gains/losses	65.61	51.03	37.96
Average total natural gas sales price per Mcf including hedge gains/losses	3.76	4.10	3.53
Average crude oil sales price per Bbl excluding hedge gains/losses	92.61	76.93	59.03
Average natural gas liquids sales price per Bbl excluding hedge gains/losses	65.65	50.34	37.70
Average natural gas sales price per Mcf excluding hedge gains/losses	$ 3.86	$ 4.08	$ 3.45